Stock Option Plans and 401(k) Plan (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Total stock-based compensation expense	$ 98,400	$ 155,600	$ 3,868,300	$ 564,000	$ 2,460,100	$ 1,137,300
Research and Development Expense [Member]
Stock option grants					176,200	$ 296,900
Fully-vested warrants granted to officer and consultants					527,500
Warrants granted to officer					145,100	$ 156,500
Total research and development expense related to stock-based compensation expense					848,800	453,400
General and Administrative Expense [Member]
Stock option grants					98,800	$ 385,100
Fully-vested warrants granted to officer and consultants					1,229,400
Warrants granted to officer					283,100	$ 298,800
Total research and development expense related to stock-based compensation expense					$ 1,611,300	$ 683,900